First Allmerica Financial Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.533.7881
Southborough, MA 01772
508-460-2400 — phone
508-460-2401 — fax

SEMI-ANNUAL REPORT — 6/30/2011

FOR CONTRACT HOLDERS OF:  VARI-EXCEPTIONAL LIFE ‘93

September 21, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	VEL II ACCOUNT
1940 Act Registration Number: 811-8130
1933 Act Registration Numbers: 33-71056
CIK: 0000914283
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), VEL II Account, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 24, 2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2011
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	August 19, 2011
Delaware VIP Trust (Standard Class)	814230	August 30, 2011
Fidelity Variable Insurance Products Fund (Initial Class)	356494	August 22, 2011
Fidelity Variable Insurance Products Fund II (Initial Class)	831016	August 22, 2011
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	August 31, 2011
Janus Aspen Series (Service Shares)	906185	August 29, 2011
T. Rowe Price International Series, Inc.	918292	August 24, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772